                                                            File No.  333-132604

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      / / Pre-Effective Amendment No.
                     /X/ Post-Effective Amendment No.  1
                        (Check appropriate box or boxes)

                          DELAWARE GROUP TAX-FREE FUND
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               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
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                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
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 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:

  Class A, Class B and Class C Shares of beneficial interest, no par value, of
  Delaware Tax-Free USA Fund, one series of Registrant. No filing  fee is due because Registrant is relying on Section 24(f) of the
                  Investment Company Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately upon filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                             --- C O N T E N T S ---

This Registration Statement  includes the following:

         1.     Facing Page

         2.     Contents Page

         3.     Part A - Proxy Statement/Prospectus

         4.     Part B - Statement of Additional Information

         5.     Part C - Other Information

         6.     Signatures

         7.     Exhibits

                                     PART A

Part A, the definitive Proxy Statement/Prospectus dated April 21, 2004, has been filed  pursuant  to Rule  497(b)  of the  Securities  Act of  1933,  as  amended
[Accession No. 0001125282-06-002738] on May 12, 2006, and is incorporated herein by reference.

                                     PART B

Part B, the Statement of Additional  Information  dated April 21, 2006, has been filed  pursuant  to Rule  497(b)  of the  Securities  Act of  1933,  as  amended
[Accession No. 0001308012-06-000080] on May 12, 2006, and is incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 32 filed October 31, 2005.

          Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the  provisions  described  in response to Item 15, or  otherwise,  the  Registrant  has been advised that in the opinion of the U.S.  Securities  and  Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the  event  that a  claim  for indemnification  against such  liabilities  (other than the payment by the Registrant of expenses  incurred or paid by a Trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding)  is asserted by such Trustee,  officer or controlling person in connection with the securities being registered, the Registrant  will,  unless in the opinion of its counsel the matter has  been  settled  by  controlling  precedent,  submit  to a court of appropriate  jurisdiction the question whether such indemnification by it is  against  public  policy  as  expressed  in the Act and  will be governed by the final adjudication of such issue.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  registration  statements on Form N-1A indicated below, except as noted:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 25 filed August 16, 1999.

               (b)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed August 16, 1999.

          (2)  Copies of the existing bylaws or corresponding  instrument of the
               Registrant;

               (a)  Amended and Restated  By-Laws  (May 19,  2005)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 32 filed October 31, 2005.

          (3)  Copies  of any  voting  trust  agreement  affecting  more  than 5 percent of any class of equity securities of the Registrant;

               Not applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Plan of Reorganization  (July 13, 2006) by the Registrant on
                    behalf of two of its series,  Delaware Tax-Free USA Fund and
                    Delaware   Tax-Free   Insured   Fund   attached  as  Exhibit
                    EX-99.4.a.

               (b)  Agreement and Plan of Reorganization (July 13, 2006) between the Registrant, on behalf of Delaware Tax-Free USA Fund, and
                    Delaware  Investments  Municipal  Trust,  on  behalf  of its series, Delaware Tax-Free Missouri Insured Fund, attached as
                    Exhibit EX-99.4.b.

               (c)  Agreement and Plan of Reorganization (July 13, 2006) between the Registrant, on behalf of Delaware Tax-Free USA Fund, and
                    Delaware  Investments  Municipal  Trust,  on  behalf  of its series,  Delaware Tax-Free Oregon Insured Fund,  attached as
                    Exhibit EX-99.4.c.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into this filing by reference to Post-Effective  Amendment No. 25 filed August 16, 1999.

               (b)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 32 filed October 31, 2005.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant.

               (a)  Executed Investment  Management Agreement (November 1, 1999)
                    between  Delaware  Management  Company  and  the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed October 27, 2000.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 28 filed October 31, 2001.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial   Distributors,   Inc.   on   behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 31 filed  December 3,
                         2004.

                    (iii) Executed   Amendment  No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary  Distribution  Agreement incorporated into
                         this filing by reference to the Registration  Statement
                         on Form N-14 filed March 21, 2006.

                    (iv) Dealer's  Agreement  (January 2001)  incorporated  into this filing by  reference to  Post-Effective  Amendment
                         No. 29 filed November 18, 2002.

                    (v)  Vision Mutual Fund Gateway(R) Agreement (November 2000)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  29 filed  November  18,
                         2002.

                    (vi) Registered Investment Advisers Agreement (January 2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  29 filed  November  18,
                         2002.

                    (vii) Bank/Trust  Agreement (August 2004)  incorporated into this filing by  reference to  Post-Effective  Amendment
                         No. 31 filed December 3, 2004.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not  applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly The Chase  Manhattan Bank) and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 24 filed October 28, 1998.

                    (i)  Executed Amendment (July 1, 2001) to the Global Custody
                         Agreement   between   JPMorgan   Chase   Bank  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 29 filed November 18,
                         2002.

                    (ii) Executed  Letter  to add  Delaware  Tax-Free  USA Fund,
                         Delaware  Tax-Free  Insured Fund and Delaware  Tax-Free
                         USA  Intermediate  Fund  to  Schedule  A of the  Global
                         Custody  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 24 filed October 28,
                         1998.

                    (iii) Executed Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 30 filed
                         October 31, 2003.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (b)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (c)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (d)  Plan under Rule 18f-3. Form of Plan under Rule 18f-3 (August
                    31, 2006) attached as Exhibit No. EX-99.10.d.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion and Consent of Counsel  (July 17, 2006)  relating to the Registrant attached as Exhibit EX-99.11.a.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences  to  Shareholders  (July 17, 2006)  relating to
                    Delaware  Tax-Free  USA Fund and Delaware  Tax-Free  Insured
                    Fund attached as Exhibit EX-99.12.a.

               (b)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences  to  Shareholders  (July 17, 2006)  relating to
                    Delaware  Tax-Free USA Fund and Delaware  Tax-Free  Missouri
                    Insured Fund attached as Exhibit EX-99.12.b.

               (c)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences  to  Shareholders  (July 17, 2006)  relating to
                    Delaware  Tax-Free  USA Fund and  Delaware  Tax-Free  Oregon
                    Insured Fund attached as Exhibit EX-99.12.c.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

                    (i)  Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         October 31, 2005.

                    (ii) Executed Letter  Amendment to the Shareholder  Services
                         Agreement  (August  23,  2002)  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 30
                         filed October 31, 2003.

               (b)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 22 filed October 30, 1996.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 32 filed October 31, 2005.

                    (ii) Form of Amendment  No. 31 (August 31, 2006) to Schedule
                         A of the  Delaware  Investments  Family  of Funds  Fund
                         Accounting    Agreement   attached   as   Exhibit   No.
                         EX-99.13.b.ii.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Independent  Registered  Public  Accounting  Firm
                    (March 2006)  incorporated by reference to the  Registration
                    Statement on Form N-14 filed March 21, 2006.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of Attorney (August 16, 2006) attached as Exhibit No.
                    EX-99.16.a.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February   2006)   incorporated   by   reference   to   the
                    Registration Statement on Form N-14 filed March 21, 2006.

               (b)  Code of Ethics for Delaware Investments (Delaware Management
                    Business  Trust,  Delaware  Management  Company and Delaware
                    Distributors,   L.P.)   (February   2006)   incorporated  by
                    reference to the  Registration  Statement on Form N-14 filed
                    March 21, 2006.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December   2005)   incorporated   by   reference   to   the
                    Registration Statement on Form N-14 filed March 21, 2006.

Item 17.  Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Securities  Act of 1933, as amended,
(the "1933 Act"), the Registrant certifies that it meets all of the requirements for  effectiveness  of this  Registration  Statement under Rule 485(b) under the
1933 Act and has duly caused  this  Registration  Statement  to be signed on its behalf by the undersigned,  duly authorized, in the City of Philadelphia and the
Commonwealth of Pennsylvania on this 25th day of August, 2006.

                                      DELAWARE GROUP TAX-FREE FUND

                                      By:  /s/ Patrick P. Coyne
                                             Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

      Signature                       Title                           Date

/s/ Patrick P. Coyne         Chairman/President/Chief            August 25, 2006
Patrick P. Coyne             Executive Officer (Principal
                             Executive Officer) and Trustee

/s/ Thomas L. Bennett   *    Trustee                             August 25, 2006
Thomas L. Bennett

/s/ John A. Fry         *    Trustee                             August 25, 2006
John A. Fry

/s/ Anthony D. Knerr    *    Trustee                             August 25, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth *    Trustee                             August 25, 2006
Lucinda S. Landreth

/s/ Ann R. Leven        *    Trustee                             August 25, 2006
Ann R. Leven

/s/ Thomas F. Madison   *    Trustee                             August 25, 2006
Thomas F. Madison

/s/ Janet L. Yeomans    *    Trustee                             August 25, 2006
Janet L. Yeomans

/s/ J. Richard Zecher   *    Trustee                             August 25, 2006
J. Richard Zecher

/s/ Michael P. Bishof   *    Senior Vice President/Chief         August 25, 2006
Michael P. Bishof            Financial Officer (Principal
                             Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                Exhibit

EX-99.4.a.      Plan  of  Reorganization  (July 13, 2006)  by  the Registrant on
                behalf  of two of its series,  Delaware  Tax-Free  USA  Fund and
                Delaware Tax- Free Insured Fund

EX-99.4.b.      Agreement  and Plan of  Reorganization  (July 13, 2006)  between the Registrant,  on behalf of Delaware  Tax-Free  USA Fund,  and
                Delaware Investments  Municipal  Trust, on behalf of its series,
                Delaware Tax-Free Missouri Insured Fund

EX-99.4.c.      Agreement  and Plan of  Reorganization  (July 13, 2006)  between the  Registrant,  on behalf of Delaware Tax-Free  USA Fund,  and
                Delaware Investments  Municipal  Trust, on behalf of its series,
                Delaware Tax-Free Oregon Insured Fund

EX-99.10.d.     Form of Plan under Rule 18f-3 (August 31, 2006)

EX-99.11.a.     Opinion  and  Consent  of  Counsel  (July 17, 2006)  relating to
                Delaware Tax-Free USA Fund

EX-99.12.a.     Opinion  and  Consent of  Counsel  Supporting  Tax  Matters  and
                Consequences   to   Shareholders  (July 17,  2006)  relating  to
                Delaware Tax-Free USA Fund and Delaware Tax-Free Insured Fund

EX-99.12.b.     Opinion  and  Consent of Counsel   Supporting  Tax  Matters  and
                Consequences  to   Shareholders  (July 17,  2006)   relating  to
                Delaware  Tax-Free  USA  Fund  and  Delaware  Tax-Free  Missouri
                Insured Fund

EX-99.12.c.     Opinion  and  Consent of Counsel  Supporting   Tax  Matters  and
                Consequences to Shareholders (July (July 17, 2006)  relating  to
                Delaware  Tax-Free USA Fund and Delaware Tax-Free Oregon Insured
                Fund

EX-99.13.b.ii   Form of Amendment  No. 31 (August 31, 2006) to Schedule A of the
                Delaware Investments Family of Funds  Fund Accounting  Agreement

EX-99.16.a.     Powers of Attorney (August 16, 2006)